Convertible Preferred Stock and Equity - Schedule of Shares of Common Stock Reserved for Future Issuance (Detail) - shares shares in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Common stock shares reserved for future issuance	91,087	96,605	93,896
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Common stock shares reserved for future issuance	71,069	71,069	68,318
Stock Options [Member]
Temporary Equity [Line Items]
Common stock shares reserved for future issuance	18,891	24,179	21,448
Warrants Issued And Outstanding [Member]
Temporary Equity [Line Items]
Common stock shares reserved for future issuance	282	354	261
Shares Available for Future Issuance [Member]
Temporary Equity [Line Items]
Common stock shares reserved for future issuance	845	1,003	3,869